Organization, Consolidation and Principal Activities - Summary of Results of operations of the VIE included in the Company's consolidated statements of comprehensive loss (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues	$ 395,526	¥ 2,580,810	¥ 2,055,789	¥ 1,474,475
Net (loss)/income	(859)	(5,604)	(13,449)	(44,295)
Variable Interest Entity, Primary Beneficiary [Member]
Revenues	395,526	2,580,810	2,055,789	1,474,475
Net (loss)/income	$ 10,122	¥ 66,043	¥ (11,992)	¥ (44,295)